Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment
15.	Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2015
Cost	$1,600	$18,001	$13,208	$3,761	$3,186	$39,756
Accumulated depreciation	—	(4,776)	(6,574)	(1,615)	—	(12,965)

Net book value	$1,600	$13,225	$6,634	$2,146	$3,186	$26,791

Year ended December 31, 2016
Opening net book value	$1,600	$13,225	$6,634	$2,146	$3,186	$26,791
Additions	24	47	173	531	1,112	1,887
Disposals	—	—	(10)	—	—	(10)
Asset impairments (Note 6)	—	—	(26)	—	(268)	(294)
Depreciation and amortization	—	(356)	(657)	(500)	—	(1,513)
Transfers between classifications	—	—	276	—	(276)	—
Decommissioning and restoration provision change in estimate	—	633	26	—	—	659
Capitalized borrowing costs	—	91	—	—	175	266
Other	(9)	—	(6)	—	—	(15)
Changes in foreign exchange rates	(2)	(78)	(58)	(16)	(22)	(176)

Closing net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595

At December 31, 2016
Cost	$1,613	$18,667	$13,517	$4,269	$3,907	$41,973
Accumulated depreciation	—	(5,105)	(7,165)	(2,108)	—	(14,378)

Net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595

Year ended December 31, 2017
Opening net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595
Additions	171	174	562	742	1,284	2,933
Disposals	—	—	(67)	—	—	(67)
Impairment reversal and (asset impairments) (Note 6)	—	207	(44)	—	—	163
Depreciation and amortization	—	(368)	(640)	(566)	—	(1,574)
Transfers between classifications	—	(8)	104	—	(96)	—
Decommissioning and restoration provision change in estimate	—	501	24	—	—	525
Capitalized borrowing costs	—	102	—	—	231	333
Reclass of Waneta Dam and other	—	40	(394)	—	—	(354)
Changes in foreign exchange rates	(10)	(240)	(155)	(39)	(65)	(509)

Closing net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

At December 31, 2017
Cost	$1,774	$19,329	$12,948	$4,561	$5,261	$43,873
Accumulated depreciation	—	(5,359)	(7,206)	(2,263)	—	(14,828)

Net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

a)	Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include Galore Creek and non-Fort Hills oil sands properties in Alberta.

b)	Finance Leases

The net carrying value of property, plant and equipment held under finance lease (Note 18(c)) at December 31, 2017 is $406 million (2016 — $220 million), of which $192 million (2016 — $220 million) is included in land, buildings, plant and equipment and $214 million (2016 — $nil) is included in construction in progress for our share of the pipeline leases of the Fort Hills oil sands project. Ownership of leased assets remains with the lessor.

c)	Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate on the project-specific debt, as applicable. These projects are shown as part of mineral properties and leases, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2017 was 5.8% (2016 — 5.7%).